Transactions with Related Parties (Details 3) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Transactions with Related Parties [Abstract]
Expenses	₪ 91
Property plant and equipment	11
Acquisition of Eurocom DBS holdings in DBS	(70)
Adjustment of the fair value of excess advance payments for the acquisition of DBS	₪ 56